Brumadinho dam failure (Details Narrative) - 12 months ended Dec. 31, 2022 R$ in Millions, $ in Millions	USD ($)	BRL (R$)
Arbitration Proceedings In Brazil Filed By Shareholders And Class Association Proceeding One [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings	$ 345	R$ 1,800
Arbitration Proceedings In Brazil Filed By Shareholders And Class Association Proceeding Two [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings	$ 747	R$ 3,900